RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Research and Development Assets Acquired Other than Through Business Combination [Table Text Block]
	Year ended
	November 30,
	2012	2011
Patents registrations	$619,288	$-
Salaries & related expenses	166,108	-
Stock-based compensation	1,329,651	-
Professional fees and consulting services	102,863	-
Other	90,901	-
Total	$2,308,811	$-